FAIR VALUE	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE

4. FAIR VALUE

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3:	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

(1) Assets and liabilities measured at fair value on a recurring basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2016				2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Foreign currency forward contracts	¥—	¥5,605	¥—	¥5,605	¥—	¥2,470	¥—	¥2,470

Total derivatives	—	5,605	—	5,605	—	2,470	—	2,470

Total current assets	—	5,605	—	5,605	—	2,470	—	2,470

Non-Current Assets:
Marketable equity securities	1,073,390	—	—	1,073,390	1,048,127	—	—	1,048,127

Total equity securities	1,073,390	—	—	1,073,390	1,048,127	—	—	1,048,127

Total non-current assets	1,073,390	—	—	1,073,390	1,048,127	—	—	1,048,127

Total assets	¥1,073,390	¥5,605	¥—	¥1,078,995	¥1,048,127	¥2,470	¥—	¥1,050,597

Current Liabilities:
Foreign currency forward contracts	¥—	¥950	¥—	¥950	¥—	¥4,770	¥—	¥4,770

Total derivatives	—	950	—	950	—	4,770	—	4,770

Total current liabilities	¥—	¥950	¥—	¥950	¥—	¥4,770	¥—	¥4,770

The fair value of Level 1 investments is quoted price in an active market with sufficient volume and frequency of transactions.

The fair value of Level 2 investments is other than quoted price included within Level 1 that is observable for the asset or liability, either directly or indirectly through corroboration with observable market data. Kyocera did not recognize any transfers between Levels 1 and 2 for the years ended March 31, 2015, 2016 and 2017.

The fair value of Level 2 derivatives is estimated based on quotes from financial institutions. With respect to the detail information of derivatives, please refer to the Note 12 to the Consolidated Financial Statement.

(2)	Assets and liabilities measured at fair value on a non-recurring basis

The following table presents the non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2015, 2016 and 2017. The financial assets that were measured at fair value on a non-recurring basis were not material. The following non-financial assets are classified in all level 3, there is no non-financial asset classified as Level 1 and Level 2.

	Balance at March 31, 2015	Losses for the year ended March 31, 2015	Balance at March 31, 2016	Losses for the year ended March 31, 2016	Balance at March 31, 2017	Losses for the year ended March 31, 2017
	(Yen in millions)
Property, plant and equipment	¥3,274	¥(2,397)	¥2,432	¥(1,763)	¥25,513	¥(242)
Intangible assets	3,378	(882)	405	(2,679)	674	(1,944)
Goodwill	—	(18,456)	—	(14,143)	—	—

Losses for the year ended March 31, 2015, 2016 and 2017 were impairment losses on each asset. Impairment losses on property, plant and equipment and intangible assets were included in selling, general and administrative expenses in the consolidated statements of income.

As described in Note 1 to the Consolidated Financial Statement, impairment tests for property, plant and equipment and intangible assets subject to amortization shall be performed whenever any events and changes in circumstances that might lead to impairment indicate. In the case that their carrying amounts are considered unrecoverable and exceed their fair value, its exceeded amount is recognized as the impairment loss. The fair value is determined using the expected discounted cash flows gained from them directly.

In fiscal 2016, Kyocera recognized impairment losses of ¥1,148 million on property, plant and equipment, and ¥2,666 million on intangible assets subject to amortization due to the deterioration of profitability in the liquid crystal displays business included in the Electronic Devices Group, and such losses were included in selling, general and administrative expenses in the consolidated statements of income.

In fiscal 2017, Kyocera recognized impairment loss of ¥1,928 million on intangible assets subject to amortization due to the deterioration of profitability in the organic materials business included in the Semiconductor Parts Group, and such loss was included in selling, general and administrative expenses in the consolidated statements of income.

With respect to the amounts and the calculation method of impairment loss on goodwill for the year ended March 31, 2015 and 2016, please refer to the Note 9 to the Consolidated Financial Statement.

(3)	Fair value of financial instruments

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2016		2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt securities	¥101,566	¥101,644	¥84,703	¥84,713
Long-term investments in debt and equity securities	1,131,403	1,130,951	1,130,756	1,130,552
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	14,125	14,125	16,383	16,383

Total	¥1,247,094	¥1,246,720	¥1,231,842	¥1,231,648

Liabilities (b):
Long-term debt (including due within one year)	¥27,631	¥27,631	¥24,644	¥24,644

Total	¥27,631	¥27,631	¥24,644	¥24,644

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2016 and 2017 were ¥13,514 million and ¥15,852 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

Carrying amounts of cash and cash equivalents, other short-term investments, trade notes receivable, trade accounts receivable, short-term borrowings, trade notes and accounts payable, and other notes and accounts payable approximate fair values because of the short maturity of these instruments.